CITIGROUP [LOGO]





January 3, 2006



Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Monarch Funds
         File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses and Statement of Additional Information with respect to Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Government Obligations Fund dated December 29, 2005 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on December 29, 2005, accession number 0001275125-05-000640.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6614.

Sincerely,

/s/ Edward C. Lawrence

Edward C. Lawrence
Citigroup Fund Services, LLC










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